UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE  68130

(Address of principal executive offices) (Zip code)

James Ash

         Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:   7/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Toews Hedged Emerging Markets Fund
Portfolio of Investments (Unaudited)
July 31, 2013

Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 26.4% (b)(c)
	COMMERCIAL SERVICES- 5.2%
$ 350,000	Allen Temple African Methodist Episcopal Church, 0.37%, 7/1/22	$ 350,000

	HEALTHCARE - SERVICES - 14.2%
960,000	Kingston Care Center of Fort Wayne LLC, 0.32%, 7/1/27	960,000

	MUNICIPAL - 7.0%
480,000	Milford Hiksville Ohio Junior Township 0.22%, 12/1/37	480,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $1,790,000)	1,790,000

	TOTAL INVESTMENTS - 26.4%
	(Cost - $1,790,000)(a)	$ 1,790,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 73.6%	4,983,341
	NET ASSETS - 100.0%	$ 6,773,341

Number of Contracts		Unrealized Depreciation
	FUTURES CONTRACTS
49	Emerging Market, expiring September 2013	$ (55,730)
	TOTAL FUTURES CONTRACTS	$ (55,730)	(d)
	(Underlying Notional Amount $2,300,060)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.
(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Securities for which market quotations are not readily available. The aggregate value of such securities is 26.4%
and they have been fair valued under procedures by the Fund's Board of Trustees.
(d) Amounts subject to equity contracts risk exposure.

Toews Hedged Growth Allocation Fund
Portfolio of Investments (Unaudited)
July 31, 2013

Shares		Market Value
	MUTUAL FUNDS - 22.7%
	DEBT FUNDS - 22.7%
83,270	American High-Income Trust - Class R-6	$ 939,288
213,269	PIMCO High Yield Fund - Institutional Class	2,034,586
104,707	Principal High Yield Fund - Institutional Class	817,762
143,588	Prudential High Yield Fund, Inc. - Class Z	817,016
80,988	RidgeWorth SEIX High Yield Fund - I Shares	817,173
105,849	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	816,093
	TOTAL MUTUAL FUNDS (Cost - $6,232,737)	6,241,918

	EXCHANGE TRADED FUNDS - 0.3%
	DEBT FUNDS - 0.3%
400	iShares iBoxx $ High Yield Corporate Bond Fund	37,192
800	SPDR Barclays Capital High Yield Bond ETF	32,208
	TOTAL EXCHANGE TRADED FUNDS (Cost - $69,508)	69,400

Principal	VARIABLE RATE BONDS & NOTES - 13.3% (b)(c)
	COMMERCIAL SERVICES - 7.0%
$ 326,000	Cincinnati Bar Association, 0.40%, 8/1/21	326,000
290,000	Science & Technology Campus Corp., 0.37%, 11/1/20	290,000
1,310,000	St. Ursula Villa of Cincinnati, Inc., 0.37%, 9/1/24	1,310,000
		1,926,000
	DIVERSIFIED FINANCIAL SERVICES - 6.3%
1,083,000	Harlan Development Co. LLC/Scott Pet Products, Inc., 0.32%, 12/1/44	1,083,000
183,000	Kalamazoo Funding Co. LLC, 0.32%, 12/15/26	183,000
150,000	Kalamazoo Funding Co. LLC, 0.32%, 12/15/26	150,000
326,000	Tice Family LLC, 0.37%, 12/1/35	326,000
		1,742,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $3,668,000)	3,668,000

	MUNICIPAL BONDS - 11.7% (b)(c)
	ILLINOIS - 3.6%
1,000,000	Will-Kankakee Regional Development Authority, 0.22%, 8/1/36	1,000,000

	KENTUCKY - 1.8%
495,000	County of Boyd KY, 0.22%, 10/1/15	495,000

	MICHIGAN - 4.1%
540,000	Michigan State Strategic Fund, 0.22%, 4/1/31	540,000
565,000	Michigan State Strategic Fund, 0.22%, 12/1/31	565,000
		1,105,000
	OHIO - 2.2%
605,000	Summit County Ohio Port Authority Revenue, 0.22%, 2/1/28	605,000

	TOTAL MUNICIPAL BONDS (Cost $3,205,000)	3,205,000

	TOTAL INVESTMENTS - 48.0% (Cost - $13,175,245)(a)	$ 13,184,318
	CASH AND OTHER ASSETS LESS LIABILITIES - 52.0%	14,254,531
	NET ASSETS - 100.0%	$ 27,438,849

Toews Hedged Growth Allocation Fund
Portfolio of Investments (Unaudited) (Continued)
July 31, 2013

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
97	MSCI EAFE Index mini, expiring September 2013	$ 10,947
7	Nasdaq 100, expiring September 2013	81,849
40	Russell 2000 Mini, expiring September 2013	275,530
9	S&P 500, expiring September 2013	165,600
34	S&P Midcap 400 E-mini, expiring September 2013	247,726
	TOTAL FUTURES CONTRACTS	$ 781,652	(d)
	(Underlying Notional Amount $22,649,130)

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $13,197,898 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 9,185
Unrealized depreciation:		(22,765)
Net unrealized depreciation:		$ (13,580)

(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Securities for which market quotations are not readily available. The aggregate value of such securities is 25.0%
and they have been fair valued under procedures by the Fund's Board of Trustees.
(d) Amounts subject to equity contracts risk exposure.

Toews Hedged High Yield Bond Fund
Portfolio of Investments (Unaudited)
July 31, 2013

Shares		Market Value
	MUTUAL FUNDS - 98.1%
	DEBT FUNDS - 98.1%
1,853,178	American High-Income Trust - Class R-6	$ 20,903,850
3,472,027	PIMCO High Yield Fund - Institutional Class	33,123,139
1,578,286	Principal High Yield Fund - Institutional Class	12,326,416
2,164,316	Prudential High Yield Fund, Inc. - Class Z	12,314,959
1,220,724	RidgeWorth SEIX High Yield Fund - I Shares	12,317,099
1,595,434	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	12,300,795
	TOTAL MUTUAL FUNDS (Cost - $103,216,934)	103,286,258

	EXCHANGE TRADED FUNDS - 0.3%
	DEBT FUNDS - 0.3%
900	iShares iBoxx $ High Yield Corporate Bond Fund	83,682
4,900	SPDR Barclays Capital High Yield Bond ETF	197,274
	TOTAL EXCHANGE TRADED FUNDS (Cost - $279,927)	280,956

Principal	MORTGAGE NOTE - 1.0% (b)
$1,000,338	Aristone Realty Capital, 15.00%, due 4/11/14	1,000,338
	TOTAL MORTGAGE NOTE (Cost - $1,000,338)

	TOTAL INVESTMENTS - 99.4% (Cost - $104,497,199)(a)	$ 104,567,552
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.6%	639,003
	NET ASSETS - 100.0%	$ 105,206,555

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $104,787,775 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 94,161
Unrealized depreciation:		(314,384)
Net unrealized depreciation:		$ (220,223)

(b) Securities for which market quotations are not readily available. The aggregate value of such securities is 1.0%
and they have been fair valued under procedures by the Fund's Board of Trustees.

Toews Hedged International Developed Markets Fund
Portfolio of Investments (Unaudited)
July 31, 2013

Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 6.3% (b)(c)
	BUILDING MATERIALS - 1.5%
$ 730,000	Schulte Corp., 0.32%, 9/1/24	$ 730,000

	COMMERCIAL SERVICES- 0.2%
110,000	Light of the World Christian Church, Inc., 0.37%, 7/1/22	110,000

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
460,000	Michigan Equity Group LLC, 0.32%, 4/1/34	460,000
902,000	RDV Finance LLC, 0.32%, 3/1/40	902,000
		1,362,000
	FOOD - 0.8%
398,000	Forward Corp., 0.32%, 12/1/30	398,000

	MACHINERY - DIVERSIFIED - 1.0%
535,000	O.E. Meyer Co., 0.37%, 12/1/13	535,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $3,135,000)	3,135,000

	MUNICIPAL BONDS - 12.2% (b)(c)
	GEORGIA - 1.8%
900,000	DeKalb County Development Authority, 0.22%, 11/1/22	900,000

	ILLINOIS - 1.8%
900,000	Oak Forest, 0.19%, 7/1/24	900,000

	KENTUCKY - 1.0%
435,000	Georgetown Kentucky Industrial Building Revenue, 0.19%, 11/15/29	435,000

	MICHIGAN - 2.3%
890,000	Genesee Country Economic Development Corp/MI, 0.22%, 4/1/30	890,000
250,000	Michigan Higher Education Facilities Authority, 0.19%, 1/1/36	250,000
		1,140,000
	OHIO - 5.3%
830,000	Akron Ohio Metro Housing Authority, 0.22%, 4/1/18	830,000
1,790,000	Parma Ohio Economic, 0.22%, 2/1/31	1,790,000
		2,620,000

	TOTAL MUNICIPAL BONDS (Cost $5,995,000)	5,995,000

	TOTAL INVESTMENTS - 18.5%
	(Cost - $9,130,000)(a)	$ 9,130,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 81.5%	40,152,024
	NET ASSETS - 100.0%	$ 49,282,024

Toews Hedged International Developed Markets Fund
Portfolio of Investments (Unaudited) (Continued)
July 31, 2013

Number of Contracts		Unrealized Appreciation
FUTURES CONTRACTS
586	MSCI EAFE Index mini, expiring September 2013	$ 56,684	(d)
(Underlying Notional Amount $50,492,690)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.
(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Securities for which market quotations are not readily available. The aggregate value of such securities is 18.5% and they have been fair valued under procedures by the Fund's Board of Trustees.
(d) Amounts subject to equity contracts risk exposure.

Toews Hedged Large Cap Fund
Portfolio of Investments (Unaudited)
July 31, 2013

Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 3.6% (b)(c)
	COMMERCIAL SERVICES- 0.8%
$ 370,000	Light of the World Christian Church, Inc., 0.37%, 7/1/22	$ 370,000

	DIVERSIFIED FINANCIAL SERVICES - 0.5%
100,000	Four Flags Properties, Inc., 0.37%, 10/1/28	100,000
140,000	Tile Shop of Michigan LLC, 0.37%, 4/1/28	140,000
		240,000
	FOREST PRODUCTS & PAPER - 1.2%
600,000	Envelope Printery, Inc., 0.37%, 3/1/27	600,000

	HEALTHCARE - SERVICES - 0.5%
180,000	MHRC LLC, 0.32%, 4/1/34	180,000
85,000	New Lexington Clinic PSC, 0.37%, 12/1/27	85,000
		265,000
	REAL ESTATE - 0.6%
275,000	L3 Corp., 0.37%, 11/1/17	275,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost 1,750,000)	1,750,000

	MUNICIPAL BONDS- 16.2% (b)(c)
	FLORIDA - 0.6%
310,000	Collier County Florida Educational Revenue, 0.19%, 4/1/28	310,000

	ILLINOIS - 9.6%
4,700,000	City of Oak Forest IL, 0.19%, 7/1/24	4,700,000

	KENTUCKY - 0.8%
400,000	County of Greenup KY, 0.22%, 12/1/18	400,000

	MICHIGAN - 2.7%
400,000	Fremont Michigan Hospital Authority Revenue, 0.19%, 11/1/27	400,000
900,000	Jackson County Economic Development Corp., 0.19%, 12/1/14	900,000
		1,300,000
	OHIO - 2.5%
270,000	County of Franklin OH, 0.22%, 4/1/22	270,000
430,000	Highland County Joint Township Hospital District, 0.22%, 8/1/24	430,000
530,000	Sharonville OH Industrial Development Revenue, 0.22%, 9/1/14	530,000
		1,230,000

	TOTAL MUNICIPAL BONDS (Cost $7,940,000)	7,940,000

	TOTAL INVESTMENTS - 19.8%
	(Cost - $9,690,000)(a)	$ 9,690,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 80.2%	39,318,649
	NET ASSETS - 100.0%	$ 49,008,649

Toews Hedged Large Cap Fund
Portfolio of Investments (Unaudited) (Continued)
July 31, 2013

Number of Contracts		Unrealized Appreciation
FUTURES CONTRACTS
51	NASDAQ 100, expiring September 2013	$ 753,015
84	S&P 500, expiring September 2013	1,496,775
TOTAL FUTURES CONTRACTS
	(Underlying Notional Amount $51,013,800)	$ 2,249,790	(d)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.
(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Securities for which market quotations are not readily available. The aggregate value of such securities is 19.8% and they have been fair valued under procedures by the Fund's Board of Trustees.
(d) Amounts subject to equity contracts risk exposure.

Toews Hedged Small & Mid Cap Fund
Portfolio of Investments (Unaudited)
July 31, 2013

Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 1.7% (b)(c)
	DIVERSIFIED FINANCIAL SERVICES - 1.7%
$ 700,000	Fornell Associated LLC, 0.37%, 7/1/23	$ 700,000
500,000	Willow Interest LLC, 0.37%, 4/1/25	500,000
	TOTAL VARIABLE RATE BONDS & NOTES (Cost $1,200,000)	1,200,000

	MUNICIPAL BONDS - 23.8% (b)(c)
	ILLINOIS - 2.0%
510,000	Illinois Finance Authority, 0.24%, 9/1/17	510,000
1,000,000	Orlando Park II Industrial Development, 0.22%, 4/1/31	1,000,000
		1,510,000
	INDIANA - 0.8%
550,000	Kendallville Indiana Economic Revenue, 0.24%, 3/1/26	550,000

	KENTUCKY - 0.4%
300,000	Lexington Fayette KY Urban County, 0.19%, 12/1/31	300,000

	MICHIGAN - 3.2%
800,000	Michigan State Hospital Finance Authority, 0.19%, 2/1/22	800,000
100,000	Michigan Strategic Fund, 0.19%, 10/1/25	100,000
1,400,000	Michigan Strategic Fund, 0.22%, 3/1/37	1,400,000
		2,300,000
	OHIO - 9.9%
582,000	City of Hamilton OH, 0.22%, 9/1/25	582,000
4,145,000	City of Hamilton OH, 0.19%, 12/1/26	4,145,000
895,000	City of Hamilton OH, 0.22%, 11/1/23	895,000
615,000	City of Hamilton OH, 0.22%, 4/1/20	615,000
120,000	Highland County Ohio, 0.22%, 8/1/24	120,000
800,000	Mercer County Ohio Healthcare Revenue, 0.22%, 4/1/23	800,000
		7,157,000
	SOUTH CAROLINA - 7.5%
5,440,000	South Carolina Jobs-Economic Development Authority, 0.19%, 2/1/28	5,440,000

	TOTAL MUNICIPAL BONDS (Cost $17,257,000)	17,257,000

	TOTAL INVESTMENTS - 25.5%
	(Cost - $18,457,000)(a)	$ 18,457,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 74.5%	54,044,304
	NET ASSETS - 100.0%	$ 72,501,304

Number of Contracts		Unrealized Appreciation
FUTURES CONTRACTS
303	S&P Midcap 400 E-Mini, expiring September 2013	$ 2,114,684
356	Russell Mini, expiring September 2013	2,368,880
	TOTAL FUTURES CONTRACTS	$ 4,483,564	(d)
(Underlying Notional Amount $74,381,090)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.
(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Securities for which market quotations are not readily available. The aggregate value of such securities is 25.5%
and they have been fair valued under procedures by the Fund's Board of Trustees.
(d) Amounts subject to equity contracts risk exposure.

Toews Funds
PORTFOLIO OF INVESTMENTS
July 31, 2013 (Unaudited) (Continued)

Security Valuation - The Funds securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2013 for the Funds assets and liabilities measured at fair value:

Toews Hedged Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes	$ -	$ 1,790,000	$ -	$ 1,790,000
Total	$ -	$ 1,790,000	$ -	$ 1,790,000
Liabilities
Future Contracts*	$ 55,730	$ -	$ -	$ 55,730
Total	$ 55,730	$ -	$ -	$ 55,730

Toews Hedged Growth Allocation Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 6,241,918	$ -	$ -	$ 6,241,918
Exchange Traded Funds	69,400	-	-	69,400
Variable Rate Bonds & Notes	-	3,668,000	-	3,668,000
Municipal Bonds	-	3,205,000	-	3,205,000
Future Contracts*	781,652	-	-	781,652
Total	$ 7,092,970	6,873,000	-	$ 13,965,970

Toews Hedged High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 103,286,258	$ -	$ -	$ 103,286,258
Exchange Traded Funds	280,956	-	-	280,956
Mortgage Note	-	-	1,000,338	1,000,338
Total	$ 103,567,214	$ -	$ 1,000,338	$ 104,567,552

Toews Hedged International Developed Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes	$ -	$ 3,135,000	$ -	$ 3,135,000
Municipal Bonds	-	5,995,000	-	5,995,000
Future Contracts*	56,684	-	-	56,684
Total	$ 56,684	$ 9,130,000	$ -	$ 9,186,684

Toews Hedged Large Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes	$ -	$ 1,750,000	$ -	$ 1,750,000
Municipal Bonds	-	7,940,000	-	7,940,000
Future Contracts*	2,249,790	-	-	2,249,790
Total	$ 2,249,790	$ 9,690,000	$ -	$ 11,939,790

Toews Hedged Small & Mid Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes	$ -	$ 1,200,000	$ -	$ 1,200,000
Municipal Bonds	-	17,257,000	-	17,257,000
Future Contracts*	4,483,564	-	-	4,483,564
Total	$ 4,483,564	$ 18,457,000	$ -	$ 22,940,564
*Includes cumulative unrealized gain/loss on futures contracts open at July 31, 2013.
Toews Hedged High Yield Bond Fund held a Level 3 security during the period. The remaining Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
See Portfolio of Investments for industry classification.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

High Yield Bond Fund
Mortgage Note
Beginning Balance	$ 1,000,000
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Return of Capital	-
Cost of purchases	338
Proceeds from sales	-
Accrued interest	-
Net Transfers in/out of level 3	-
Ending balance	$ 1,000,338

There was no change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investment still held at July 31, 2013.

Futures Contracts –  The Fund is subject to equity risk in the normal course of pursuing their investment objectives.  The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    9/27/13

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/27/13